Share-Based Compensation - Summary of Changes in Restricted Shares (Details) - Omnibus Plan - Restricted Shares shares in Thousands	9 Months Ended
Sep. 30, 2017 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance | shares
Number of shares, granted | shares	58,900
Number of shares, forfeited | shares	(400)
Number of shares, ending balance | shares	58,500
Weighted average grant date fair value, beginning balance | $ / shares
Weighted average grant date fair value, granted | $ / shares	$ 20.18
Weighted average grant date fair value, forfeited | $ / shares	20.18
Weighted average grant date fair value, ending balance | $ / shares	$ 20.18